PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS [abstract]
Schedule of provisions

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	29,613	33,115	36,918
Provision for the year	2,899	3,420	1,627
Accretion expenses	1,081	1,057	1,501
Utilized for the year	(599)	(843)	(467)
Exchange adjustments	121	169	(172)

Balance as of December 31	33,115	36,918	39,407